Basic and Diluted Loss per Share	12 Months Ended
Jun. 30, 2022
Basic earnings per share [abstract]
Basic and Diluted Loss per Share
15.	Basic and Diluted Loss per Share

The calculations of basic and diluted loss per share for the year ended June 30, 2022 were based on the net loss of $9,446,454 (2021 – net loss of $552,436; 2020 – net loss of $182,116) and the weighted average number of basic and diluted common shares outstanding of 15,884,041 (2021 – 13,008,669; 2020 – 13,007,995).

The details of the computation of basic and diluted loss per share are as follows:

	2022	2021	2020
	$	$	$
Net Loss	(9,446,454)	(552,436)	182,116)
	#	#	#
Basic weighted-average number of shares outstanding	15,884,041	13,008,669	13,007,995
Assumed conversion of dilutive stock options and warrants	-	-	-
Diluted weighted-average number of shares outstanding	15,884,041	13,008,669	13,007,995
	$	$	$
Basic and diluted loss per share	(0.60)	(0.04)	(0.01)